SHARE-BASED COMPENSATION - Significant Assumptions (Details) - Stock options	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Significant assumptions used to compute the fair market values
Risk-free interest rate, low end of range (as a percent)	0.47%		0.36%	0.07%
Risk-free interest rate, high end of range (as a percent)	1.86%		1.01%	0.93%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Volatility factor, low end of range (as a percent)	109.00%		109.00%	65.00%
Volatility factor, high end of range (as a percent)	157.00%		148.00%	216.00%
Expected life (years)		2 years 10 months 17 days
Minimum
Significant assumptions used to compute the fair market values
Expected life (years)	1 year		6 months	6 months
Maximum
Significant assumptions used to compute the fair market values
Expected life (years)	4 years 8 months 23 days		2 years 10 months 15 days	2 years 10 months 15 days